Financial Instrument Risk Management - Derivative Financial Instruments by Counterparty Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of external credit grades [line items]
Carrying value	$ 165,557	$ 173,735
Derivative assets
Disclosure of external credit grades [line items]
Carrying value	2,095	1,583
Derivative assets | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost
Disclosure of external credit grades [line items]
Carrying value	2,057	1,556
Derivative assets | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | AA
Disclosure of external credit grades [line items]
Carrying value	482	402
Derivative assets | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | A
Disclosure of external credit grades [line items]
Carrying value	1,560	1,080
Derivative assets | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | BBB
Disclosure of external credit grades [line items]
Carrying value	15	74
Derivative assets | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements
Disclosure of external credit grades [line items]
Carrying value	(1,088)	(828)
Derivative assets | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | AA
Disclosure of external credit grades [line items]
Carrying value	(254)	(219)
Derivative assets | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | A
Disclosure of external credit grades [line items]
Carrying value	(834)	(598)
Derivative assets | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | BBB
Disclosure of external credit grades [line items]
Carrying value	0	(11)
Derivative assets | Over-the-counter derivative contracts | Credit risk | Net replacement cost
Disclosure of external credit grades [line items]
Carrying value	969	728
Derivative assets | Over-the-counter derivative contracts | Credit risk | Net replacement cost | AA
Disclosure of external credit grades [line items]
Carrying value	228	183
Derivative assets | Over-the-counter derivative contracts | Credit risk | Net replacement cost | A
Disclosure of external credit grades [line items]
Carrying value	726	482
Derivative assets | Over-the-counter derivative contracts | Credit risk | Net replacement cost | BBB
Disclosure of external credit grades [line items]
Carrying value	15	63
Derivative assets | Exchange-traded derivative contracts
Disclosure of external credit grades [line items]
Carrying value	$ 38	$ 27